Financial Instruments - Summary of Net Carrying Amounts of Derivative Contracts Held (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Interest rate swaps	$ (816)	$ (11)
Interest Rate Swaps [Member]
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Interest rate swaps	(99)	(183)
Forward Foreign Exchange Contracts [Member]
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Interest rate swaps	34	(166)
Currency Swaps and Options [Member]
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Interest rate swaps	(1,193)	(200)
Commodity Derivatives [Member]
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Interest rate swaps	227	501
Other Contracts [Member]
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Interest rate swaps	215	37
Level 1 of fair value hierarchy [Member]
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Interest rate swaps	(52)	36
Level 1 of fair value hierarchy [Member] | Commodity Derivatives [Member]
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Interest rate swaps	(52)	36
Level 2 of fair value hierarchy [Member]
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Interest rate swaps	(737)	(344)
Level 2 of fair value hierarchy [Member] | Interest Rate Swaps [Member]
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Interest rate swaps	(99)	(183)
Level 2 of fair value hierarchy [Member] | Forward Foreign Exchange Contracts [Member]
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Interest rate swaps	34	(166)
Level 2 of fair value hierarchy [Member] | Currency Swaps and Options [Member]
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Interest rate swaps	(1,193)	(200)
Level 2 of fair value hierarchy [Member] | Commodity Derivatives [Member]
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Interest rate swaps	431	302
Level 2 of fair value hierarchy [Member] | Other Contracts [Member]
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Interest rate swaps	90	(97)
Level 3 of Fair Value Hierarchy [Member]
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Interest rate swaps	(27)	297
Level 3 of Fair Value Hierarchy [Member] | Commodity Derivatives [Member]
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Interest rate swaps	(152)	163
Level 3 of Fair Value Hierarchy [Member] | Other Contracts [Member]
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Interest rate swaps	$ 125	$ 134